COMMITMENTS	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS
COMMITMENTS

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on September 25, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,391,121,  upon the partial exercise of the over-allotment, in the aggregate (see Note 9). The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Advisory Fee

Connaught (UK) Limited (“Connaught”), acted as the Company’s independent financial advisor in connection with the Initial Public Offering, for which it will receive customary fees. The Company has agreed to pay Connaught a fee in an amount equal to 10% of the underwriting commission payable to the underwriters. The fee to Connaught was paid in part at the closing of Initial Public Offering and will be paid in part at the closing of a Business Combination, in the same proportion as the non-deferred and deferred underwriting commission payable to the underwriters. The underwriters have agreed to reimburse the Company for the fee to Connaught as it becomes payable out of the underwriting commission.

Upon the successful completion of a Business Combination or the Company’s liquidation, the Company will also pay each of its independent directors $3,125 per month in the aggregate for his or her service to the Company. The fees will be deferred and become payable only upon the Company’s consummation of a Business Combination or the Company’s liquidation. The independent directors have waived their rights against the Trust Account with respect to such payment.

Advisory Services

On January 22, 2021, the Company entered into an agreement for advisory services in connection with its business combination with Wheels Up. The advisory services covered by the agreement include the strategy, timing, negotiation of the terms of the business combination and other customary financial advisory services. Upon a successful business combination with Wheels Up, the Company will pay a transaction fee of $10,000,000. The agreement expires on January 21, 2022 and expressly waives the right of any claim against the assets in the Trust Account by the advisory services provider.

Merger Agreement

On February 1, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), with Wheels Up, KittyHawk Merger Sub LLC, Wheels Up Blocker Sub LLC, the Blocker Merger Subs (as defined in the Merger Agreement) and the Blockers (as defined in the Merger Agreement).The Merger Agreement calls for (i) the domestication of the Company to Delaware and (ii) a series of mergers whereby Wheels Up will survive as a subsidiary of the Company, with the Company as its managing member. The Merger Agreement provides for the following:

At the closing of the transaction (“Closing”), the equityholders of Wheels Up will receive an aggregate merger consideration of $1,885,000,000 in the form of Company Class A ordinary shares, including the Company Class A ordinary shares reserved in respect of the awards described below, in addition to a number of Company Class A ordinary shares that may be issued post-Closing if Wheels Up options were to be cash exercised and due to the exchange of any Wheels Up profits interests for Company Class A ordinary shares at a level above the intrinsic value of the profits interests immediately after Closing based on a reference price per share of Company Class A ordinary shares of $10.00, plus any Earnout Shares (as defined below).

Upon Closing, (i) each option to purchase Wheels Up common interest shall be converted into an option of the Company, (ii) each award of profit interests of Wheels Up shall be converted into an award of profits interests of the Company which, upon vesting and, for members of senior management, subject to the expiration of a lock-up period, such interests will be exchangeable for Company Class A ordinary shares, and (iii) each award of Wheels Up restricted interests shall be converted into an award of restricted interests of the Company, which, upon vesting and, for members of senior management, subject to the expiration of a lock-up period, will be exchangeable for Company Class A ordinary shares, in each case, as adjusted in accordance with the Merger Agreement. In addition, existing Wheels Up equityholders will have the right to receive 9,000,000 additional Company Class A ordinary shares in three equal tranches upon the achievement of share price thresholds for the Company Class A ordinary shares of $12.50,  $15.00 and $17.50 (such shares, the “Earnout Shares”).

The Company plans to change its name to Wheels Up Experience Inc. The Closing is subject to certain customary closing conditions including the approval of the Company’s shareholders and Wheels Up’s equityholders.

On February 1, 2021, concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 55,000,000 Company Class A ordinary shares for an aggregate purchase price equal to $550,000,000 (the “PIPE Investment”). The PIPE Investment will be consummated substantially concurrently with the Closing.

NOTE 7. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on September 25, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,391,121,  upon the partial exercise of the over-allotment on October 2, 2020, in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Advisory Fee

Connaught (UK) Limited (“Connaught”), acted as the Company’s independent financial advisor in connection with the Initial Public Offering, for which it will receive customary fees. The Company has agreed to pay Connaught a fee in an amount equal to 10% of the underwriting commission payable to the underwriters. The fee to Connaught was paid in part at the closing of Initial Public Offering and will be paid in part at the closing of a Business Combination, in the same proportion as the non-deferred and deferred underwriting commission payable to the underwriters. The underwriters have agreed to reimburse the Company for the fee to Connaught as it becomes payable out of the underwriting commission.

Upon the successful completion of a Business Combination or the Company’s liquidation, the Company will also pay each of its independent directors $3,125 per month in the aggregate for his or her service to the Company. The fees will be deferred and become payable only upon the Company’s consummation of a Business Combination or the Company’s liquidation. The independent directors have waived their rights against the Trust Account with respect to such payment.